Income Tax (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of Federal and State Components of Income Tax Expense (Benefit)

The components of the federal and state income tax expense (benefit) are summarized as follows:

	Successor		Predecessor
	Twelve months ended December 31, 2015	September 1, 2014 through December 31, 2014	January 1, 2014 through August 31, 2014	Twelve months ended December 31, 2013
	(in thousands)
Current:
Federal	$11,523	$50,987	$(15)	$68
State	4,182	9,116	252	302
Total current income tax expense	15,705	60,103	237	370
Deferred:
Federal	16,216	21,982	(19)	70
State	19,768	(2,541)	—	—
Total deferred tax expense (benefit)	35,984	19,441	(19)	70
Net income tax expense	$51,689	$79,544	$218	$440

Schedule of Effective Income Tax Rate Reconciliation

A reconciliation of the income tax expense at the U. S. federal statutory rate to the income tax expense is presented below:

	Successor		Predecessor
	Twelve months ended December 31, 2015	September 1, 2014 through December 31, 2014	January 1, 2014 through August 31, 2014	Twelve months ended December 31, 2013
	(in thousands)
Tax at statutory federal rate	$86,015	$9,310	$7,955	$13,113
Partnership earnings not subject to tax	(55,402)	23,978	(7,598)	(13,028)
Revaluation of investments in affiliates	9,348	45,182	—	—
State and local tax, net of federal benefit	12,409	4,044	164	301
Other	(681)	(2,970)	(303)	54
Net income tax expense	$51,689	$79,544	$218	$440

Schedule of Principal Components of Deferred Tax Assets (Liabilities)

The table below summarizes the principal components of the deferred tax assets (liabilities) as follows:

	December 31, 2015	December 31, 2014
	(in thousands)
Deferred tax assets:
Environmental, asset retirement obligations, and other reserves	$34,864	$34,480
Inventories	5,281	4,534
Net operating loss carry forwards	62,014	—
Other	23,111	23,399
Total deferred tax assets	125,270	62,413
Deferred tax liabilities:
Fixed assets	442,265	332,838
Trademarks and other intangibles	291,739	274,504
Investments in affiliates	85,649	82,902
Other	—	2,425
Total deferred tax liabilities	819,653	692,669
Net deferred income tax liabilities	$694,383	$630,256